INCOME TAX EXPENSE - Provision for income taxes provisions (benefits) and deferred income tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Current tax:
Current tax on profits for the year				$ 27,265
Deferred income tax:
(Increase) decrease in deferred tax assets	$ (29,230)	$ 155,603		210,926
Decrease in deferred tax liabilities	(99,622)	(86,358)		(126,881)
Deferred income tax	(128,852)	69,245		84,045
(Benefit from) Provision for income taxes, as previously reported	$ (128,852)	$ 69,245	[1]	$ 111,310	[1]

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination